General (Details) - Schedule of impact on the consolidated statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
As previously reported [Member]
General (Details) - Schedule of impact on the consolidated statements of comprehensive income (loss) [Line Items]
Revaluation of warrants to purchase ADS’s			$ 974
Finance income (expenses), net	166	(505)	3,779
Total comprehensive income (loss) for the year	$ (782)	$ (1,347)	$ 2,986
Basic and diluted earnings (loss) per share (in U.S. dollars): (in Dollars per share)	$ (0.002)	$ (0.003)	$ 0.006
As restated [Member]
General (Details) - Schedule of impact on the consolidated statements of comprehensive income (loss) [Line Items]
Revaluation of warrants to purchase ADS’s	$ (2,172)	$ 584	$ 1,618
Finance income (expenses), net	(2,006)	79	4,423
Total comprehensive income (loss) for the year	$ (2,954)	$ (763)	$ 3,630
Basic and diluted earnings (loss) per share (in U.S. dollars): (in Dollars per share)	$ (0.006)	$ (0.001)	$ 0.007
Adjustments [Member]
General (Details) - Schedule of impact on the consolidated statements of comprehensive income (loss) [Line Items]
Revaluation of warrants to purchase ADS’s	$ (2,172)	$ 584	$ 644
Finance income (expenses), net	(2,172)	584	644
Total comprehensive income (loss) for the year	$ (2,172)	$ 584	$ 644
Basic and diluted earnings (loss) per share (in U.S. dollars): (in Dollars per share)	$ (0.004)	$ 0.002	$ 0.001